SEMI-ANNUAL REPORT

Banknorth Funds

BANKNORTH LARGE CAP CORE FUND
BANKNORTH LARGE CAP VALUE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

CONTENTS

President's Message	1
Portfolios of Investments	3
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	32

FEBRUARY 28, 2003

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Banknorth Funds. This report covers the six-month reporting period from September 1, 2002 through February 28, 2003 and includes a complete list of holdings and the financial statements.

Over the six-month reporting period, bonds continued to deliver positive returns. However, uncertainty about the strength of the economy, a severe winter, and, most notably, the Iraq conflict combined to send stock prices lower across the board. The following is a summary of fund activity during the reporting period:

Banknorth Large Cap Core Fund seeks to provide investors with long-term capital appreciation through a diversified portfolio of stocks issued by large-cap companies selected through growth-based and value-based strategies. Over the reporting period, due to a broad decline in the stock market, the fund produced a total return of (7.40)%.1 The fund's net assets totaled $85.2 million at the end of the reporting period.

Banknorth Large Cap Value Fund offers the potential for long-term capital appreciation from a diversified portfolio of value-oriented stocks issued by large-cap companies. During the reporting period, the fund's total return was (11.94)%1 due to the general decline in stock prices. It paid dividends from income totaling $0.04 per share and a capital gain of $0.99 per share. At the end of the reporting period, the fund's net assets totaled $18.2 million.

Banknorth Small/Mid Cap Core Fund pursues long-term capital appreciation from a diversified portfolio of small-to-mid sized companies selected through growth-based and value-based strategies.2 During the six-month reporting period, which saw a broad decline in stock prices, the fund produced a total return of (8.75)%.1 It paid a capital gain of $0.84 per share. The fund's net assets totaled $17.0 million at the end of the reporting period.

Banknorth Intermediate Bond Fund helps investors pursue current income from a diversified, high-quality portfolio of U.S. government and corporate bonds. During the six-month reporting period, the fund paid dividends totaling $0.24 per share and its net asset value increased by $0.15. As a result, the fund produced a total return of 3.80%.1 The fund's net assets totaled $126.2 million.

Banknorth Vermont Municipal Bond Fund, designed for tax-sensitive Vermont residents, offers the potential for current income that is generally exempt from federal regular income tax and Vermont state and municipal personal income tax.3 During the six-month reporting period, the fund's portfolio of high-quality Vermont municipal bonds paid dividends totaling $0.17 per share, while its net asset value increased by $0.04. As a result, the fund produced a total return of 2.19%.1 The fund ended the reporting period with net assets totaling $82.9 million.

In this investment environment, diversification is a particularly critical strategy. Major asset classes like stocks and bonds rarely move in the same direction. Diversifying among stocks, bonds and money market securities--in a combination consistent with your financial goals, time frame and risk tolerance--gives you the opportunity to take part in gains and offset losses, wherever they may occur.

Thank you for keeping your money working toward your financial goals through the Banknorth Funds. We are committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President
April 15, 2003

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

3 Income may be subject to the federal alternative minimum tax.

Portfolios of Investments

BANKNORTH LARGE CAP CORE FUND (Unaudited)

Shares	Security Name	Value
	COMMON STOCK--94.2%
	Air Freight & Couriers--2.4%
39,000	FedEx Corp.	$2,004,600

	Apparel & Accessory--1.0%
30,000	Jones Apparel Group, Inc. †	850,800

	Banks--6.2%
27,000	Bank of America Corp.	1,869,480
50,000	BB&T Corp.	1,641,500
40,000	Wells Fargo & Co.	1,814,000

		5,324,980

	Business Services--2.6%
65,000	First Data Corp.	2,252,250

	Brewers--2.2%
40,000	Anheuser-Busch Cos., Inc.	1,860,000

	Chemicals-Diversified--1.5%
35,000	Du Pont (E.I.) de Nemours & Co.	1,283,450

	Chemicals-Specialty--1.7%
30,000	Ecolab, Inc.	1,471,500

	Commercial Printing--1.0%
30,000	Banta Corp.	854,700

	Consumer Finance--3.9%
85,000	MBNA Corp.	1,177,250
20,000	SLM Corp.	2,179,000

		3,356,250

	Diversified Manufacturing Operations--2.7%
18,000	3M Co.	2,256,660

	Food Distributors--1.9%
60,000	Sysco Corp.	1,627,200

	General Merchandise--3.3%
27,000	Kohl's Corp. †	1,320,300
95,000	TJX Cos., Inc.	1,526,650

		2,846,950

	COMMON STOCK--continued
	Healthcare-Distribution & Services--4.1%
30,000	Cardinal Health, Inc.	$1,718,700
35,000	Express Scripts, Inc. †	1,810,200

		3,528,900

	Healthcare-Equipment--5.1%
54,300	Medtronic, Inc.	2,427,210
30,000	Stryker Corp.	1,956,000

		4,383,210

	Healthcare-Facility--1.6%
75,000	Health Management Associates, Inc. Class A	1,344,000

	Home Furnishings--1.2%
20,000	Mohawk Industries, Inc. †	987,600

	Hotels--1.4%
50,000	Carnival Corp.	1,148,500

	Household Products--2.4%
25,000	Procter & Gamble Co.	2,046,500

	Industrial Gases--1.6%
34,000	Air Products & Chemicals, Inc.	1,317,840

	Insurance-Brokers--2.4%
50,000	Marsh & McLennan Cos., Inc.	2,035,000

	Insurance-Life/Health--4.8%
60,000	AFLAC, Inc.	1,875,000
27,000	UnitedHealth Group, Inc.	2,238,300

		4,113,300

	Insurance-Multiple/Property/Casualty--1.7%
30,000	American International Group, Inc.	1,478,700

	Machinery Industrial--5.0%
35,000	Danaher Corp.	2,275,700
34,000	Illinois Tool Works, Inc.	2,025,380

		4,301,080

	Networking Equipment--2.3%
137,720	Cisco Systems, Inc. †	1,925,326

	Oil & Gas Exploration & Production--2.2%
40,000	Anadarko Petroleum Corp.	1,843,200

	COMMON STOCK--continued
	Oil & Gas-Integrated--2.1%
52,000	Exxon Mobil Corp.	$1,769,040

	Packaged Foods--3.9%
50,000	McCormick & Co., Inc.	1,156,500
40,000	WM Wrigley Jr. Co.	2,145,200

		3,301,700

	Paper Packaging--0.9%
18,000	Bemis Co., Inc.	753,480

	Pharmaceuticals--7.1%
15,000	Forest Laboratories, Inc. †	747,000
42,000	Johnson & Johnson	2,202,900
30,000	Merck & Co., Inc.	1,582,500
52,500	Pfizer, Inc.	1,565,550

		6,097,950

	Publishing & Printing--2.1%
25,000	Gannett Co., Inc.	1,804,250

	Restaurants--0.6%
18,000	Brinker International, Inc. †	498,960

	Semiconductor Equipment--0.9%
60,000	Applied Materials, Inc. †	778,800

	Semiconductors--1.2%
60,000	Intel Corp.	1,035,000

	Soft Drinks--1.8%
40,000	PepsiCo, Inc.	1,532,800

	Specialty Stores--3.8%
60,000	Bed Bath & Beyond, Inc. †	1,982,400
70,000	Staples, Inc. †	1,211,700

		3,194,100

	Systems Software--3.6%
80,000	Microsoft Corp.	1,896,000
100,000	Oracle Corp. †	1,196,000

		3,092,000

	TOTAL COMMON STOCK (Cost $76,309,795)	80,300,576

	SHORT-TERM INVESTMENTS--5.7%
2,151,890	Daily Assets Cash Fund	$2,151,890
2,363,150	Daily Assets Government Obligations Fund	2,363,150
395,162	Daily Assets Treasury Obligations Fund	395,162

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,910,202)	4,910,202

	Total Investments in Securities (Cost $81,219,997)*--99.9%	85,210,778

	Other Assets and Liabilities, Net--0.1%	63,099

	Total Net Assets--100.0%	$85,273,877

† Non-income earning securities.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,321,750
Gross Unrealized Depreciation	(4,330,969)

Net Unrealized Appreciation	$3,990,781

Shares	Security Name	Value
	COMMON STOCK--93.9%
	Aerospace/Defense--3.2%
10,000	United Technologies Corp.	$585,800

	Auto Parts & Equipment--3.4%
8,000	Johnson Controls, Inc.	623,680

	Banks - 13.1%
10,000	Bank of America Corp.	692,400
20,000	BB&T Corp.	656,600
18,000	North Fork Bancorporation, Inc.	580,320
8,000	SunTrust Banks, Inc.	450,000

		2,379,320

	Brewers--2.6%
10,000	Anheuser-Busch Cos., Inc.	465,000

	Chemicals-Diversified--2.7%
18,000	Dow Chemical Co.	491,400

	Commercial Services & Supplies--3.5%
24,000	HON Industries, Inc.	643,440

	Diversified Financial Services--2.1%
6,000	Federal National Mortgage Association	384,600

	Diversified Manufacturing Operations--7.4%
5,000	3M Co.	626,850
30,000	General Electric Co.	721,500

		1,348,350

	Electric Utilities--7.4%
12,000	FPL Group, Inc.	672,120
24,000	Southern Co.	677,040

		1,349,160

	Healthcare-Equipment--3.8%
20,000	Becton Dickinson & Co.	688,000

	Hotels - 2.5%
20,000	Carnival Corp.	459,400

	Household Products--3.6%
8,000	Procter & Gamble Co.	654,880

	Imaging Products--3.6%
22,000	Eastman Kodak Co.	651,200

	COMMON STOCK--continued
	Industrial Gases--2.6%
12,000	Air Products & Chemicals, Inc.	$465,120

	Integrated Telecommunication Services--2.8%
15,000	Verizon Communications, Inc.	518,700

	Oil & Gas-Integrated--4.3%
23,000	Exxon Mobil Corp.	782,460

	Packaged Foods--6.7%
25,000	ConAgra Foods, Inc.	576,750
10,000	Hershey Foods Corp.	646,100

		1,222,850

	Pharmaceuticals--11.6%
32,000	Bristol-Myers Squibb Co.	745,600
12,000	Johnson & Johnson	629,400
14,000	Merck & Co., Inc.	738,500

		2,113,500

	Publishing & Printing--3.2%
8,000	Gannett Co., Inc.	577,360

	Semiconductors--3.8%
40,000	Intel Corp.	690,000

	TOTAL COMMON STOCK (Cost $13,209,703)	17,094,220

	SHORT-TERM INVESTMENTS--5.9%
126,708	Daily Assets Government Obligations Fund	126,708
952,618	Daily Assets Treasury Obligations Fund	952,618

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,079,326)	1,079,326

	TOTAL INVESTMENTS IN SECURITIES (Cost $14,289,029)* --99.8%	18,173,546

	Other Assets and Liabilities, Net--0.2%	36,784

	TOTAL NET ASSETS--100.0%	$18,210,330

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,526,733
Gross Unrealized Depreciation	(642,216)

Net Unrealized Appreciation	$3,884,517

Shares	Security Name	Value
	COMMON STOCK--95.7%
	Aerospace/Defense--1.1%
5,000	L-3 Communications Holdings, Inc. †	$180,600

	Apparel & Accessory--4.8%
20,000	Fossil, Inc. †	359,600
16,000	Jones Apparel Group, Inc. †	453,760

		813,360

	Auto Parts & Equipment--1.9%
5,000	Autozone, Inc. †	329,000

	Banks--8.1%
20,000	AmSouth Bancorp	412,000
14,000	Commerce Bancorp, Inc.	578,480
10,000	First Tennessee National Corp.	381,900

		1,372,380

	Casino Services--2.8%
6,000	International Game Technology †	471,480

	Chemicals-Specialty--5.9%
12,000	Ecolab, Inc.	588,600
11,000	Minerals Technologies, Inc.	418,770

		1,007,370

	Commercial Printing--1.8%
11,000	Banta Corp.	313,390

	Commercial Services & Supplies--6.8%
6,000	Affiliated Computer Services, Inc. Class A †	268,980
12,000	Deluxe Corp.	483,600
15,000	HON Industries, Inc.	402,150

		1,154,730

	Diversified Manufacturing Operations--2.8%
11,000	Carlisle Cos., Inc.	468,710

	Electronic Equipment/Instruments--2.7%
12,500	Diebold, Inc.	454,500

	Healthcare-Distribution & Services--3.0%
10,000	Express Scripts, Inc. †	517,200

	Healthcare-Equipment--4.6%
12,000	Biomet, Inc. †	362,760
12,000	Dentsply International, Inc.	418,560

		781,320

	COMMON STOCK--continued
	Healthcare-Facility--2.6%
25,000	Health Management Associates, Inc. Class A	$448,000

	Healthcare-Managed--2.3%
16,000	First Health Group Corp. †	385,760

	Home Furnishings--1.7%
15,000	Leggett & Platt, Inc.	285,900

	Household Products--5.5%
20,000	Church & Dwight Co., Inc.	596,000
12,000	Newell Rubbermaid, Inc.	338,400

		934,400

	Industrial Gases--2.5%
8,000	Praxair, Inc.	422,800

	Information Technology Consulting & Services--1.6%
17,500	Acxiom Corp. †	267,050

	Insurance-Multiple/Property/Casualty--3.1%
11,000	AMBAC Financial Group, Inc.	537,350

	Machinery Industrial--2.7%
7,000	Danaher Corp.	455,140

	Oil & Gas Distributors--1.1%
8,000	Sempra Energy	185,600

	Oil & Gas Equipment & Services--2.2%
11,000	BJ Services Co. †	378,070

	Oil & Gas Exploration & Production--4.5%
10,000	Murphy Oil Corp.	430,300
12,000	Questar Corp.	334,560

		764,860

	Packaged Foods--7.9%
20,000	Hormel Foods Corp.	420,200
10,000	JM Smucker Co.	342,500
25,000	McCormick & Co., Inc.	578,250

		1,340,950

	Pharmaceuticals--3.0%
18,000	Mylan Laboratories, Inc.	513,900

	COMMON STOCK--continued
	Restaurants--5.3%
15,000	Cheesecake Factory †	$443,850
20,000	Starbucks Corp. †	469,000

		912,850

	Systems Software--3.4%
30,000	BMC Software, Inc. †	582,000

	TOTAL COMMON STOCK (Cost $15,363,326)	16,278,670

	SHORT-TERM INVESTMENT--4.3%
733,218	Daily Assets Treasury Obligations Fund (Cost $733,218)	733,218

	TOTAL INVESTMENTS IN SECURITIES (Cost $16,096,544)*--100.0%	17,011,888

	Other Assets and Liabilities, Net - 0.0%	(4,719)

	Total Net Assets - 100.0%	$17,007,169

† Non-income earning securities.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,782,310
Gross Unrealized Depreciation	(866,966)

Net Unrealized Appreciation	$ 915,344

Principal	Security Name	Interest Rate	Maturity Date	Value
	CORPORATE BONDS & NOTES--66.6%
	Automotive Repair, Services & Parking--0.4%
$500,000	Hertz Corp.	6.38%	10/15/05	$500,684

	Building Materials, Hardware, Garden Supply & Mobile Home Dealers--1.1%
900,000	Lowe's Cos., Inc.	6.38	12/15/05	998,805
303,000	Sherwin-Williams Co.	6.85	02/01/07	334,966

				1,333,771

	Business Services--0.7%
750,000	First Data Corp.	6.75	07/15/05	819,553

	Chemicals & Allied Products--1.4%
500,000	Abbott Laboratories	6.40	12/01/06	561,464
1,000,000	Eli Lilly & Co.	7.13	06/01/25	1,219,430
45,000	Gillette Co.	6.25	08/15/03	45,991

				1,826,885

	Communications--5.0%
1,000,000	Alltel Corp.	6.65	01/15/08	1,126,049
50,000	Carolina Telegraph & Telephone Co.	6.13	05/01/03	50,250
250,000	GTE South, Inc.	6.13	06/15/07	274,106
500,000	New York Telephone Co.	6.00	04/15/08	550,101
2,000,000	Pacific Bell	6.25	03/01/05	2,169,938
700,000	Pacific Bell	6.88	08/15/06	791,750
1,200,000	Southern New England Telecommunications	7.00	08/15/05	1,337,772

				6,299,966

	Depository Institutions--13.1%
1,000,000	ABN Amro Bank, Chicago	7.55	06/28/06	1,142,247
2,025,000	ABN Amro Bank, New York	8.25	08/01/09	2,172,157
250,000	Bank of America Corp.	7.63	06/15/04	269,119
1,000,000	Bank of New York Co., Inc.	6.63	06/15/03	1,014,600
200,000	Bank One Arizona	6.00	09/15/05	217,955
1,000,000	BankBoston NA	6.50	12/19/07	1,123,209
1,500,000	Citicorp	7.13	09/01/05	1,678,062
500,000	Citifinancial	6.50	06/01/05	543,255
2,000,000	Citigroup, Inc.	6.20	03/15/09	2,243,222
1,000,000	JP Morgan Chase Bank	6.63	08/15/05	1,094,859
1,160,000	Mellon Bank NA	7.00	03/15/06	1,315,800
1,000,000	Mercantile Bancorp	7.30	06/15/07	1,169,496
500,000	National City Corp.	6.63	03/01/04	525,660
500,000	Southtrust Bank NA	7.00	11/15/08	586,252
	CORPORATE BONDS & NOTES--continued
	Depository Institutions--continued
$1,250,000	Suntrust Banks, Inc.	6.25%	06/01/08	$1,439,450

				16,535,343

	Eating & Drinking Places--0.4%
500,000	McDonald's Corp.	6.50	08/01/07	565,162

	Electric, Gas & Sanitary Services--8.1%
500,000	Alabama Power Co.	5.49	11/01/05	537,655
1,000,000	Alabama Power Co.	7.13	10/01/07	1,151,860
1,030,000	Carolina Power & Light Co.	5.88	01/15/04	1,067,471
250,000	Carolina Power & Light Co.	7.88	04/15/04	266,134
1,000,000	Carolina Power & Light Co.	6.80	08/15/07	1,132,733
50,000	Consolidated Edison Co. of New York	6.38	04/01/03	50,174
500,000	Consolidated Edison Co. of New York	6.45	12/01/07	568,819
1,300,000	Consolidated Edison Co. of New York	8.13	05/01/10	1,597,521
250,000	FPL Group Capital, Inc.	6.88	06/01/04	264,062
600,000	Midamerican Energy Co.	6.38	06/15/06	663,802
1,650,000	Public Service Electric & Gas Co.	6.50	05/01/04	1,732,446
1,050,000	Public Service Electric & Gas Co.	6.75	03/01/06	1,174,758

				10,207,435

	Electronic & Other Electrical Equipment & Components, Except Computer Equipment--1.0%
1,300,000	Sony Corp.	6.13	03/04/03	1,300,000

	Food & Kindred Products--0.8%
940,000	Pepsico, Inc.	7.05	05/15/06	949,571

	General Merchandise Stores--3.1%
500,000	Dayton Hudson Corp.	7.25	09/01/04	537,502
1,250,000	Sears Roebuck & Co.	6.25	01/15/04	1,279,970
2,150,000	Wal-Mart Stores, Inc.	6.38	03/01/03	2,150,000

				3,967,472

	Industrial & Commercial Machinery & Computer Equipment--3.6%
1,000,000	Baker Hughes, Inc.	6.25	01/15/09	1,122,211
2,000,000	IBM Corp.	6.45	08/01/07	2,269,882
1,000,000	IBM Corp.	7.00	10/30/25	1,174,769

				4,566,862

	CORPORATE BONDS & NOTES--continued
	Insurance Agents, Brokers & Service--0.3%
$300,000	Marsh & McLennan Cos., Inc.	6.63%	06/15/04	$318,722

	Insurance Carriers--0.8%
500,000	American General Finance	6.38	03/01/03	500,000
500,000	First Colony Corp.	6.63	08/01/03	510,694

				1,010,694

	Measuring, Analyzing, & Controlling Instruments; Photographic, Medical & Optical Goods--0.9%
1,000,000	Baxter International, Inc.	7.13	02/01/07	1,129,755

	Motion Pictures--2.4%
2,550,000	Walt Disney Co.	6.75	03/30/06	2,814,177
200,000	Walt Disney Co.	5.62	12/01/08	211,261

				3,025,438

	Nondepository Credit Institutions--4.1%
500,000	Ford Motor Credit Co.	6.13	01/09/06	499,797
500,000	General Motors Acceptance Corp.	7.13	05/01/03	503,778
1,000,000	General Motors Acceptance Corp.	6.63	10/15/05	1,060,296
1,000,000	Household Finance Corp.	8.00	05/09/05	1,107,990
300,000	Household Finance Corp.	7.20	07/15/06	335,318
1,675,000	USL Capital Corp.	6.63	05/15/03	1,678,712

				5,185,891

	Paper & Allied Products--0.4%
500,000	International Paper Co.	7.63	08/01/04	536,559

	Petroleum Refining & Related Industries--0.2%
200,000	Texaco Capital, Inc.	6.00	06/15/05	218,692

	Railroad Transportation--0.1%
150,000	CSX Transportation, Inc.	6.87	08/15/03	153,620

	Rubber & Miscellaneous Plastics Products--0.4%
500,000	Rubbermaid, Inc.	6.60	11/15/06	552,867

	Security & Commodity Brokers, Dealers, Exchanges & Services--11.0%
500,000	Bear Stearns Cos., Inc.	6.63	01/15/04	522,117
1,000,000	Bear Stearns Cos., Inc.	7.00	03/01/07	1,141,805
1,000,000	Goldman Sachs Group, Inc.	7.35	10/01/09	1,178,993
1,500,000	Lehman Brothers Holdings, Inc.	8.50	08/01/15	1,935,629
3,950,000	Merrill Lynch & Co., Inc.	6.55	08/01/04	4,212,853
1,000,000	Morgan Stanley	6.88	03/01/03	1,000,000
	CORPORATE BONDS & NOTES--continued
	Security & Commodity Brokers, Dealers, Exchanges & Services--continued
$1,000,000	Morgan Stanley	6.50%	11/01/05	$1,097,675
500,000	Morgan Stanley	6.30	01/15/06	547,752
660,000	Paine Webber Group, Inc.	7.39	10/16/17	773,945
655,000	Salomon Smith Barney Holdings	6.63	11/15/03	679,411
500,000	Salomon Smith Barney Holdings	6.38	10/01/04	531,089
250,000	Transamerica Financial Corp.	7.50	03/15/04	263,702

				13,884,971

	Stone, Clay, Glass & Concrete Products--0.1%
150,000	Rinker Materials Corp.	6.88	07/21/05	164,808

	Transportation Equipment - 7.2%
1,000,000	Boeing Co.	6.35	06/15/03	1,013,742
1,000,000	Daimler Chrysler NA Holding	7.40	01/20/05	1,082,257
600,000	Ford Motor Co.	7.25	10/01/08	603,032
150,000	General Motors Corp.	7.00	06/15/03	152,330
1,000,000	General Motors Corp.	6.25	05/01/05	1,037,578
1,995,000	General Motors Corp.	7.10	03/15/06	2,120,094
1,000,000	General Motors Corp.	6.38	05/01/08	1,022,702
2,000,000	General Motors Corp.	7.20	01/15/11	2,039,532

				9,071,267

	TOTAL CORPORATE BONDS & NOTES (Cost $77,210,799)			84,125,988

	U.S. GOVERNMENT AGENCY SECURITIES--20.7%
	Federal Farm Credit Bank--0.8%
1,000,000	Federal Farm Credit Bank	6.40	08/15/11	1,020,461

	Federal Home Loan Bank--14.6%
1,000,000	Federal Home Loan Bank	6.00	06/20/07	1,014,111
2,000,000	Federal Home Loan Bank	6.18	04/17/08	2,011,792
1,000,000	Federal Home Loan Bank	6.09	06/04/08	1,051,904
1,000,000	Federal Home Loan Bank	5.23	08/13/09	1,013,508
1,000,000	Federal Home Loan Bank	5.20	08/20/10	1,013,594
1,000,000	Federal Home Loan Bank	6.25	03/01/11	1,091,108
1,000,000	Federal Home Loan Bank	6.30	08/09/11	1,058,639
1,000,000	Federal Home Loan Bank	5.09	10/22/12	1,015,420
3,000,000	Federal Home Loan Bank	5.30	10/30/12	3,061,185
2,000,000	Federal Home Loan Bank	5.00	11/26/12	2,030,060
2,000,000	Federal Home Loan Bank	5.24	12/17/12	2,042,244
	U.S. GOVERNMENT AGENCY SECURITIES--continued
	Federal Home Loan Bank--continued
$1,000,000	Federal Home Loan Bank	5.35%	12/24/12	$1,023,654
1,000,000	Federal Home Loan Bank	5.25	01/28/13	1,023,289

				18,450,508

	Federal National Mortgage Association--5.3%
1,500,000	Federal National Mortgage Association	5.75	04/15/03	1,507,842
1,000,000	Federal National Mortgage Association	3.76	01/30/08	1,018,981
1,000,000	Federal National Mortgage Association	6.04	01/07/09	1,074,753
1,000,000	Federal National Mortgage Association	5.00	07/21/11	1,011,329
1,000,000	Federal National Mortgage Association	5.68	10/07/11	1,022,115
1,000,000	Federal National Mortgage Association	6.00	01/18/12	1,066,481

				6,701,501

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $25,505,324)			26,172,470

	U.S. TREASURY SECURITIES--8.8%
1,000,000	U.S. Treasury Notes	6.50	08/15/05	1,115,860
9,000,000	U.S. Treasury Notes	5.88	11/15/05	9,968,562

	TOTAL U.S. TREASURY SECURITIES (Cost $10,240,059)			11,084,422

Shares	SHORT-TERM INVESTMENTS--2.7%
2,343,848	Daily Assets Cash Fund			2,343,848
1,103,882	Daily Assets Treasury Obligations Fund			1,103,882

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,447,730)			3,447,730

	TOTAL INVESTMENTS IN SECURITIES (Cost $116,403,912)* --98.8%			124,830,610

	Other Assets and Liabilities, Net--1.2%			1,452,260

	TOTAL NET ASSETS--100.0%			$126,282,870

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,430,365
Gross Unrealized Depreciation	(3,667)

Net Unrealized Appreciation	$8,426,698

Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--94.5%
	Delaware--0.0%
$5,000	Delaware State Housing Authority SFH RV, Residential Mortgage, Series A, FHA/VA insured	9.38%	06/01/12	$5,003

	Indiana--0.2%
200,000	Indianapolis, IN, Public Improvement Project, Series E	4.50	02/01/06	214,950

	Louisiana--0.8%
184,000	Jefferson Parish, LA, Home Mortgage Authority, SFH RV, FGIC/FHA/VA insured	7.10	08/01/10	230,283
180,000	Lafayette, LA, Public Transportation Financing Authority, SFH RV, FHA/VA insured	7.20	04/01/10	210,134
170,000	Monroe-West Monroe, LA, Public Transportation Financing Authority, SFH RV	7.20	08/01/10	200,432

				640,849

	Puerto Rico--4.1%
760,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Water RV, MBIA insured	4.50	07/01/03	769,158
2,000,000	Commonwealth of Puerto Rico, GO Bonds, MBIA-IBC insured	5.50	07/01/09	2,316,100
300,000	University of Puerto Rico, Educational Facilities RV, Series N, MBIA insured	4.90	06/01/03	303,042

				3,388,300

	South Carolina--2.6%
2,000,000	South Carolina State, School Facilities, GO Bonds, Series A	4.00	01/01/07	2,150,620

	Vermont--85.6%
1,000,000	Burlington, VT, Electric RV, Series A, MBIA insured	4.90	07/01/03	1,013,170
500,000	Burlington, VT, Electric RV, Series A, MBIA insured	5.00	07/01/04	525,860
415,000	Burlington, VT, GO Bonds, Series A	5.00	12/01/04	442,784
800,000	Burlington, VT, GO Bonds, Series A	5.10	12/01/05	881,352
785,000	Burlington, VT, GO Bonds, Series A	5.20	12/01/06	859,551
400,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.50	07/01/04	418,084
300,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.65	07/01/06	329,292
150,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.75	07/01/07	166,508
300,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.80	07/01/08	328,536
95,000	Champlain Valley, VT, Union SD No. 15, GO Bonds	5.00	06/01/08	95,325
145,000	Champlain Valley, VT, Union SD No. 15, GO Bonds	5.13	06/01/12	145,434
110,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	2.50	01/01/07	112,248
100,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.30	01/01/10	101,996
310,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.40	01/01/11	314,368
205,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.50	01/01/12	207,251
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.85	12/01/03	92,532
	MUNICIPAL BONDS--continued
$90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.95%	12/01/04	$95,818
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.00	12/01/05	98,507
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.05	12/01/06	97,761
25,000	Norwich, VT, SD, GO Bonds, AMBAC insured	4.50	07/15/09	27,453
70,000	Pawlett/Rupert, VT, Union Elementary SD No. 47, GO Bonds, MBIA insured	5.00	11/01/03	71,826
120,000	Pawlett/Rupert, VT, Union Elementary SD No. 47, GO Bonds, MBIA insured	5.00	11/01/04	127,519
30,000	Shelburne, VT, SD, GO Bonds	5.00	06/01/08	30,103
145,000	Shelburne, VT, SD, GO Bonds	5.10	06/01/10	145,463
120,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/11	120,370
135,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/12	135,404
510,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/04	535,332
500,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/05	537,830
520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.55	09/01/06	569,166
515,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.65	09/01/07	570,296
520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.80	09/01/08	581,048
805,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	4.10	10/01/11	848,502
500,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	4.20	10/01/12	527,460
500,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	5.50	10/01/18	558,605
250,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	5.25	10/01/21	266,775
1,150,000	University of Vermont & State Agricultural College, Educational Facilities RV, AMBAC insured	5.25	10/01/23	1,216,079
1,558,750	Vermont Economic Development Authority, Industrial RV, Tubbs Project 1	6.18	08/31/06	1,560,605
90,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Champlain College Project, Series A, Merchants Bank, LOC	5.60	10/01/04	93,364
70,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	6.20	11/01/03	71,763
190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	7.15	11/01/14	198,715
4,650,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Marlboro College Project[1]	5.25	04/01/19	4,592,433
350,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.55	11/01/03	360,598
	MUNICIPAL BONDS--continued
$770,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.30%	11/01/08	$877,531
260,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Prerefunded 11/1/03 @ 102	5.80	11/01/05	273,471
160,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Prerefunded 11/1/03 @ 102	5.90	11/01/06	168,397
150,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Prerefunded 11/1/03 @ 102	6.00	11/01/07	157,973
400,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Series A	4.00	11/01/13	414,548
3,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Series A4	1.80	11/01/27	3,019
410,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.20	04/01/03	411,554
130,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.30	04/01/04	135,988
20,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.75	10/01/04	21,455
140,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.40	04/01/05	152,062
100,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project, Prerefunded 10/1/04 @ 102	5.90	10/01/06	109,475
1,190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project, Prerefunded 10/1/04 @ 102	6.50	10/01/14	1,313,986
430,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.25	11/15/03	439,288
555,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.38	11/15/04	582,756
60,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.40	11/15/05	64,269
605,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.50	11/15/06	657,617
200,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.63	11/15/07	218,774
65,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/08	73,381
55,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/09	61,832
1,406,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, North Country Hospital Project[1,2]	2.40	10/01/11	1,410,471
210,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.00	04/01/03	210,708
$400,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.05%	04/01/04	$401,324
305,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.15	04/01/05	305,949
500,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.20	04/01/06	501,410
350,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.25	04/01/07	350,861
375,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.30	04/01/08	375,810
700,000	Vermont Housing Finance Agency, Butler House Project[1,3]	2.00	05/10/03	700,322
1,450,000	Vermont Housing Finance Agency, Hollow Drive Community Project[1,3]	2.50	04/10/03	1,451,305
150,000	Vermont Housing Finance Agency, Home Mortgage Program, Series A	7.75	06/15/16	150,473
210,000	Vermont Housing Finance Agency, Home Mortgage Program, Series B, FHA/VA insured[2]	7.40	12/01/05	211,451
205,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD/Section 8 insured	4.45	02/15/08	216,595
130,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD/Section 8 insured	4.55	02/15/09	136,403
1,025,000	Vermont Housing Finance Agency, MFH RV, Series B	1.30	02/15/35	1,025,092
1,495,000	Vermont Housing Finance Agency, Richford Community Project[1,3]	2.50	06/30/03	1,496,346
10,000	Vermont Housing Finance Agency, SFH RV, Series 1, Remarketed 7/1/92	6.25	11/01/03	10,034
260,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.60	11/01/04	272,706
245,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.70	11/01/05	262,179
350,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.85	11/01/06	378,865
260,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.95	11/01/07	282,578
350,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	5.05	11/01/08	379,712
460,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	5.15	11/01/09	498,484
80,000	Vermont Housing Finance Agency, SFH RV, Series 4, FHA/VA insured	5.90	05/01/03	80,102
180,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.80	05/01/03	180,232
120,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.80	11/01/03	120,667
75,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	05/01/04	75,596
85,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	11/01/04	85,955
135,000	Vermont Housing Finance Agency, SFH RV, Series 5	6.88	11/01/16	140,162
135,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.00	05/01/05	143,269
50,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.10	05/01/06	53,879
110,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.55	05/01/08	117,971
1,400,000	Vermont Housing Finance Agency, Templeton Project[1,3]	1.60	04/30/04	1,400,126
305,000	Vermont Housing Finance Agency, SFH RV, Series 12B, FSA insured	5.50	11/01/08	329,095
395,000	Vermont Housing Finance Agency, SFH RV, Series 12B, FSA insured	5.60	11/01/09	425,399
	MUNICIPAL BONDS--continued
$235,000	Vermont Municipal Bond Bank, Series 1	5.60%	12/01/03	$242,649
80,000	Vermont Municipal Bond Bank, Series 1	5.70	12/01/04	85,814
250,000	Vermont Municipal Bond Bank, Series 1	3.00	12/01/07	259,845
250,000	Vermont Municipal Bond Bank, Series 1	3.30	12/01/08	260,358
250,000	Vermont Municipal Bond Bank, Series 1	3.50	12/01/09	259,170
250,000	Vermont Municipal Bond Bank, Series 1	3.70	12/01/10	259,688
250,000	Vermont Municipal Bond Bank, Series 1	3.80	12/01/11	257,835
100,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	4.75	12/01/03	102,807
30,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	5.10	12/01/04	32,054
250,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	3.90	12/01/12	257,715
250,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	4.00	12/01/13	257,243
1,500,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.30	12/01/06	1,640,865
1,000,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.40	12/01/07	1,102,410
860,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.60	12/01/07	954,996
100,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/08	111,926
340,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/09	378,757
2,000,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	5.38	12/01/16	2,210,520
750,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	6.00	12/01/04	812,775
500,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	5.20	12/01/07	558,955
165,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.30	12/01/06	180,495
665,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.40	12/01/07	733,103
180,000	Vermont Municipal Bond Bank, Series A	5.80	12/01/03	184,313
900,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series D, AMBAC insured	4.35	07/01/03	910,197
100,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series D, AMBAC insured	4.40	07/01/04	104,389
1,000,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series D, AMBAC insured	4.50	07/01/05	1,073,430
500,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series E, MBIA insured	5.25	07/01/15	567,965
1,065,000	Vermont State, GO Bonds, Series A	5.00	01/15/05	1,140,817
50,000	Vermont State, GO Bonds, Series A	4.50	02/01/05	51,132
500,000	Vermont State, GO Bonds, Series A	4.40	01/15/07	545,755
1,600,000	Vermont State, GO Bonds, Series A	5.00	01/15/08	1,777,008
1,300,000	Vermont State, GO Bonds, Series A	5.00	01/15/10	1,416,428
2,000,000	Vermont State, GO Bonds, Series B	5.00	01/15/04	2,069,460
1,100,000	Vermont State, GO Bonds, Series B	4.30	10/15/04	1,143,890
1,250,000	Vermont State, GO Bonds, Series B, Prerefunded 10/15/03 @ 102	4.60	10/15/07	1,299,563
	MUNICIPAL BONDS--continued
$2,750,000	Vermont State, GO Bonds, Series B, Prerefunded 10/15/03 @ 102	4.75%	10/15/09	$2,864,538
500,000	Vermont State, GO Bonds, Series C	4.60	01/15/13	531,799
155,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.25	12/15/03	158,626
500,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.40	06/15/04	511,924
135,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.40	12/15/04	138,219
150,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.50	06/15/05	153,620
300,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.13	06/15/04	309,893
315,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.13	12/15/04	325,388
480,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.25	12/15/05	496,007
1,095,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.35	06/15/06	1,131,846
120,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series D, FSA insured	5.30	12/15/03	123,347
160,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series D, FSA insured	5.40	12/15/04	167,431
400,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series D, FSA insured	5.60	12/15/06	417,083

				70,966,041

	Wisconsin--1.2%
50,000	Kenosha, WI, GO Bonds, Series B, AMBAC insured	5.35	12/01/03	51,618
900,000	Wisconsin State, GO Bonds, Series A	3.50	05/01/05	942,219

				993,837

	TOTAL MUNICIPAL BONDS (Cost $74,908,748)			78,359,600

Shares	SHORT-TERM INVESTMENTS--4.4%
1,805,080	Deutsche Tax Free Money Fund			1,805,080
1,843,913	Dreyfus Municipal Cash Management Plus Fund			1,843,913

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,648,993)			3,648,993

	TOTAL INVESTMENTS IN SECURITIES (Cost $78,557,741)*--98.9%			82,008,593

	Other Assets and Liabilities, Net--1.1%			908,743

	TOTAL NET ASSETS --100.0%			$82,917,336

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 28, 2003, these securities amounted to $12,611,608, which represents 15.2% of Net Assets. Included in these amounts are securities which have been deemed liquid that amounted to $5,048,099, which represent 6.1% of Net Assets.

2 Variable rate security. The rate reported is the rate in effect on February 28, 2003. The date reported is the stated maturity.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Board of Trustees.

4 These variable rate securities are subject to a put and demand feature. The date reported is the stated maturity.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,508,527
Gross Unrealized Depreciation	(57,675)

Net Unrealized Appreciation	$3,450,852

Notes to Portfolios of Investments

The following abbreviations are used in these portfolios:

AMBAC --American Municipal Bond Assurance Corporation
FGIC --Financial Guaranty Insurance Corporation
FHA --Federal Housing Authority
FSA --Financial Security Assurance, Incorporated
GO --General Obligation
HUD --Housing and Urban Development
IBC --Insured Bond Certificates
LOC --Letter of Credit
MBIA --Municipal Bond Insurance Association
MFH --Multi-Family Housing
RV --Revenue Bonds
SD --School District
SFH --Single Family Housing
VA --Veterans Administration

Statements of Assets and Liabilities

Banknorth Funds

February 28, 2003 (Unaudited)

Banknorth Large Cap Core Fund
Assets
Investments (Note 2):
Total investments, at value (Cost $81,219,997, $14,289,029,	$ 85,210,778
$16,096,544, $116,403,912, and $78,557,741 respectively)
Interest, dividends and other receivables	92,938
Receivable for fund shares sold	54,943
Prepaid Expenses	7,959

Total Assets	85,366,618

Liabilities
Dividends payable	--
Payable to investment adviser (Note 4)	49,086
Payable to administrator (Note 4)	9,817
Payable to transfer agent (Note 4)	--
Payable to custodian (Note 4)	2,400
Payable to shareholder service agent (Note 4)	16,362
Accrued expenses and other liabilities	15,076

Total Liabilities	92,741

Net Assets	$ 85,273,877

Components of Net Assets
Paid-in capital	$ 90,635,112
Undistributed net investment income (loss)	(48,110)
Unrealized appreciation on investments	3,990,781
Accumulated net realized gain (loss)	(9,303,906)

Net Assets	$ 85,273,877

Shares of Beneficial Interest	11,546,601

Net Asset Value, and Redemption Price Per Share	$ 7.39

Offering Price Per Share (NAV (1-Maximum Sales Load))	$ 7.82

Maximum Sales Load	5.50%

Banknorth Large Cap Value Fund	Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund

$ 18,173,546	$ 17,011,888	$ 124,830,610	$ 82,008,593

53,226	21,215	1,905,168	882,703
--	--	105,000	300,000
2,152	8,175	9,649	5,899

18,228,924	17,041,278	126,850,427	83,197,195

--	--	451,182	209,005
4,571	8,419	43,751	15,850
2,104	1,943	14,584	9,510
--	851	2,487	1,861
730	749	3,376	2,792
1,633	3,238	24,306	15,850
9,556	18,909	27,871	24,991

18,594	34,109	567,557	279,859

$ 18,210,330	$ 17,007,169	$ 126,282,870	$ 82,917,336

$ 4,067,942	$ 16,620,847	$ 121,529,270	$ 79,521,362
33,561	(45,112)	(298)	(2,982)
3,884,517	915,344	8,426,698	3,450,852
10,224,310	(483,910)	(3,672,800)	(51,896)

$ 18,210,330	$ 17,007,169	$ 126,282,870	$ 82,917,336

3,559,289	2,966,310	11,873,217	8,038,671

$ 5.12	$ 5.73	$ 10.64	$ 10.31

$ 5.42	$ 6.06	$ 11.05	$ 10.71

5.50%	5.50%	3.75%	3.75%

Statements of Operations

Banknorth Funds

For the six-months ended February 28, 2003 (Unaudited)

Banknorth Large Cap Core Fund
Investment Income
Interest income	$ 30,982
Dividend income	451,400

Total Investment Income	482,382

Expenses
Investment adviser (Note 4)	302,057
Administrator (Note 4)	60,412
Transfer agent (Note 4)	15,068
Custody (Note 4)	7,398
Accounting (Note 4)	25,601
Reporting	5,174
Shareholder service agent (Note 4)	100,686
Audit	10,047
Legal	1,721
Compliance	6,953
Trustees	1,347
Miscellaneous	3,638

Total Expenses	540,102
Fees waived
Investment Advisory	--
Administration	--
Shareholder Service	(9,610)

Total Fees Waived	(9,610)
Net Expenses	530,492

Net Investment Income (Loss)	(48,110)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(3,066,515)
Net change in unrealized appreciation (depreciation) on investments	(3,317,478)

Net Realized and Unrealized Gain (Loss) on Investments	(6,383,993)

Net Increase (Decrease) in Net Assets Resulting From Operations	$ (6,432,103)

(a) Net of foreign withholding taxes of $ 2,000

Banknorth Large Cap Value Fund	Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund

$ --	$ 2,614	$ 3,541,423	$ 1,723,007
369,676(a)	97,970	--	--

369,676	100,584	3,541,423	1,723,007

114,043	68,868	373,845	203,829
37,192	37,192	93,461	61,149
11,070	11,306	13,781	12,624
4,605	3,483	9,411	7,327
10,625	6,194	42,554	27,496
1,590	4,563	5,279	5,019
38,014	22,956	155,768	101,914
1,500	9,362	9,675	9,183
1,480	1,972	1,764	1,614
12,011	5,937	5,663	9,014
1,365	1,027	2,331	1,675
4,560	3,008	15,077	16,236

238,055	175,868	728,609	457,080

(8,132)	(4,325)	(77,951)	(101,914)
(14,383)	(23,418)	--	--
(6,591)	(2,429)	(15,510)	(10,225)

(29,106)	(30,172)	(93,461)	(112,139)
208,949	145,696	635,148	344,941

160,727	(45,112)	2,906,275	1,378,066

10,693,210	(483,861)	(3,140)	9,838
(15,152,614)	(1,250,948)	1,791,874	391,017

(4,459,404)	(1,734,809)	1,788,734	400,855

$ (4,298,677)	$ (1,779,921)	$ 4,695,009	$ 1,778,921

Statements of Changes in Net Assets

Banknorth Funds

For the year ended August 31, 2002 (Audited) and for the six months ended February 28, 2003 (Unaudited)

Banknorth Large Cap Core Fund

Net Assets--August 31, 2001	$ 43,929,676

Undistributed Net Investment Income August 31, 2001	--

Operations
Net investment income (loss)	(210,854)
Net realized gain (loss) on investments	(3,463,067)
Net change in unrealized appreciation (depreciation) on investments	(2,280,685)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,954,606)

Distributions to Shareholders From
Net investment income	--
Net realized gain on investments	(31,941)

Total Distributions to Shareholders	(31,941)

Net Increase (Decrease) in Capital Share Transactions (Note 3)	38,077,154

Net Increase (Decrease) in Net Assets	32,090,607

Net Assets--August 31, 2002	$ 76,020,283

Undistributed Net Investment Income August 31, 2002	$ --

Operations
Net investment income (loss)	(48,110)
Net realized gain (loss) on investments	(3,066,515)
Net change in unrealized appreciation (depreciation) on investments	(3,317,478)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,432,103)

Distributions to Shareholders From
Net investment income	--
Net realized gain on investments	--

Total Distribution to Shareholders	--

Net Increase (Decrease) in Capital Share Transactions (Note 3)	15,685,697

Net Increase (Decrease) in Net Assets	9,253,594

Net Assets--February 28, 2003	$ 85,273,877

Undistributed Net Investment Income (Loss) February 28, 2003	$ (48,110)

Banknorth Large Cap Value Fund	Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund

$ 97,711,964	$ 29,049,848	$ 141,864,072	$ 86,924,414

180,129	--	10,673	4,890

600,736	(205,484)	6,642,445	3,126,207
7,520,654	2,407,925	(902,363)	2,836
(17,198,657)	(4,215,015)	1,932,750	355,117

(9,077,267)	(2,012,574)	7,672,832	3,484,160

(685,110)	--	(6,653,064)	(3,127,059)
(8,652,355)	--	--	--

(9,337,465)	--	(6,653,064)	(3,127,059)

(37,267,741)	(6,501,813)	(20,297,444)	(5,149,513)

(55,682,473)	(8,514,387)	(19,277,676)	(4,792,412)

$ 42,029,491	$ 20,535,461	$ 122,586,396	$ 82,132,002

$ 95,755	$ --	$ 54	$ 4,038

160,727	(45,112)	2,906,275	1,378,066
10,693,210	(483,861)	(3,140)	9,838
(15,152,614)	(1,250,948)	1,791,874	391,017

(4,298,677)	(1,779,921)	4,695,009	1,778,921

(222,921)	--	(2,906,627)	(1,385,086)
(5,360,878)	(2,335,524)	--	--

(5,583,799)	(2,335,524)	(2,906,627)	(1,385,086)

(13,936,685)	587,153	1,908,092	391,499

(23,819,161)	(3,528,292)	3,696,474	785,334

$ 18,210,330	$ 17,007,169	$ 126,282,870	$ 82,917,336

$ 33,561	$ (45,112)	$ (298)	$ (2,982)

Financial Highlights

(Selected per share data and ratios for a share outstanding throughout each period)

	Selected Data for a Single Share
	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Investment Gains	Ending Net Asset Value Per Share
Banknorth Large Cap Core Fund (c)
September 1, 2002 to February 28, 2003 (d)	$ 7.97	$ --(e)	$ (0.58)	$ --	$ --	$ 7.39
September 1, 2001 to August 31, 2002	8.83	(0.02)	(0.83)	--	(0.01)	7.97
June 1, 2001 to August 31, 2001	9.61	(0.01)	(0.77)	--	--	8.83
June 1, 2000 to May 31, 2001	12.15	(0.01)	(1.00)	--	(1.53)	9.61
June 1, 1999 to May 31, 2000	11.49	(0.03)	1.80	--	(1.11)	12.15
June 1, 1998 to May 31, 1999	10.13	(0.01)	2.31	--(g)	(0.94)	11.49
December 17, 1997 (i) to May 31, 1998	8.87	--(h)	1.26	--	--	10.13
Banknorth Large Cap Value Fund
September 1, 2002 to February 28, 2003 (d)	6.94	0.03	(0.82)	(0.04)	(0.99)	5.12
September 1, 2001 to August 31, 2002	8.99	0.08	(1.15)	(0.08)	(0.90)	6.94
October 2, 2000 (i) to August 31, 2001	10.00	0.07	(0.98)	(0.05)	(0.05)	8.99
Banknorth Small/Mid Cap Core Fund
September 1, 2002 to February 28, 2003 (d)	7.18	(0.02)	(0.59)	--	(0.84)	5.73
September 1, 2001 to August 31, 2002	7.86	(0.07)	(0.61)	--	--	7.18
October 2, 2000 (i) to August 31, 2001	10.00	(0.08)	(2.04)	--	(0.02)	7.86
Banknorth Intermediate Bond Fund
September 1, 2002 to February 28, 2003 (d)	10.49	0.24	0.15	(0.24)	--	10.64
September 1, 2001 to August 31, 2002	10.39	0.53	0.10	(0.53)	--	10.49
October 2, 2000 (i) to August 31, 2001	10.00	0.49	0.39	(0.49)	--	10.39
Banknorth Vermont Municipal Bond Fund
September 1, 2002 to February 28, 2003 (d)	10.27	0.17	0.04	(0.17)	--	10.31
September 1, 2001 to August 31, 2002	10.22	0.38	0.05	(0.38)	--	10.27
October 2, 2000 (i) to August 31, 2001	10.00	0.37	0.22	(0.37)	--	10.22

(a) Total return calculations do not include sales charges.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(c) The Fund reorganized on August 27, 2002 (Note 1).
(d) Unaudited.
(e) Net investment income per share was $0.004167.
(f) Annualized.
(g) Distributions per share were $0.001995.
(h) Net investment income per share was $0.001972.
(i) Commencement of operations.

		Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return (a)	Net Assets At End of Period (000's Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses (b)	Portfolio Turnover Rate

(7.40)%	$ 85,274	(0.12)%(f)	1.32%(f)	1.34%(f)	14%
(9.68)%	76,020	(0.41)%	1.43%	1.48%	34%
(8.12)%	43,930	(0.43)%(f)	1.45%(f)	1.75%(f)	12%
(9.04)%	46,926	(0.14)%	1.25%	1.47%	26%
15.96%	34,398	(0.21)%	1.10%	1.42%	26%
24.21%	32,134	(0.06)%	1.10%	1.44%	16%
14.30%	30,090	0.09%(f)	1.10%(f)	2.09%(f)	11%

(11.94)%	18,210	1.06%(f)	1.38%(f)	1.57%(f)	30%
(12.63)%	42,029	0.93%	1.30%	1.35%	26%
(9.19)%	97,712	0.75%(f)	1.27%(f)	1.57%(f)	30%

(8.75)%	17,007	(0.49)%(f)	1.59%(f)	1.92%(f)	32%
(8.65)%	20,535	(0.84)%	1.49%	1.69%	48%
(21.22)%	29,050	(1.06)%(f)	1.45%(f)	1.83%(f)	31%

3.80%	126,283	4.66%(f)	1.02%(f)	1.17%(f)	11%
6.09%	122,586	5.03%	0.99%	1.14%	11%
9.12%	141,864	5.28%(f)	1.05%(f)	1.41%(f)	9%

2.19%	82,917	3.38%(f)	0.85%(f)	1.12%(f)	10%
4.33%	82,132	3.75%	0.81%	1.11%	7%
6.00%	86,924	3.96%(f)	0.91%(f)	1.37%(f)	11%

Notes to Financial Statements (Unaudited)

(1) ORGANIZATION

Banknorth Funds (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust commenced operations on October 2, 2000. The Trust consists of Banknorth Large Cap Core Fund, Banknorth Large Cap Value Fund, Banknorth Small/Mid Cap Core Fund, Banknorth Intermediate Bond Fund and Banknorth Vermont Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). The investment objective for the Banknorth Large Cap Core Fund is long-term capital appreciation. The investment objective for the Banknorth Large Cap Value Fund is long-term capital appreciation. The investment objective for the Banknorth Small/Mid Cap Core Fund is long-term capital appreciation. The investment objective for the Banknorth Intermediate Bond Fund is current income. The investment objective for the Banknorth Vermont Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Vermont and Vermont municipalities.

The Trust is authorized to issue an unlimited number of the Funds' shares of beneficial interest without par value.

On August 27, 2002, Banknorth Large Cap Growth Fund, a series of Banknorth Funds, contributed assets and liabilities for ownership in the Banknorth Large Cap Core Fund, as approved by the Board of Trustees of the Banknorth Funds on August 26, 2002. The net assets of the Banknorth Large Cap Growth Fund were $22,639,706. Each shareholder of the Banknorth Large Cap Growth Fund received 0.676 shares of Banknorth Large Cap Core Fund. The acquisition of net assets and unrealized gain/loss from this transaction was as follows:

Contributing Entity	Date of Contribution	Net Assets	Shares Issued	Unrealized Gain
Banknorth Large Cap Core Fund:
Banknorth Large Cap Growth Fund	August 27, 2002	$ 22,639,706	2,805,682	$ 1,521,145

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation--Listed equity securities are generally valued at the last sale price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements--It is the policy of the Funds to require the custodian or subcustodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase prices to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be credit-worthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. All discount/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes--It is the policy of the Funds to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At February 28, 2003 the following Funds, for federal tax purposes had capital loss carryforwards, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year
	2007	2008	2009	2010	Total Tax Loss Carryforward
Banknorth Large Cap Core Fund	$ --	$ --	$ 1,541,236	$ 2,089,186	$ 3,630,422
Banknorth Intermediate Bond Fund	83,619	486,382	29,558	2,118,714	2,718,273
Banknorth Vermont Municipal Bond Fund	--	--	52,741	8,311	61,052

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted Securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Additional information on each restricted security held at February 28, 2003 is as follows:

Banknorth Vermont Municipal Bond Fund:

Security	Acquisition Date	Acquisition Cost
Vermont Economic Development Authority, Industrial RV, Tubbs Project	September 18, 1996	$ 1,776,324
Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Marlboro College Project	March 22, 1999	4,650,101
Vermont Educational & Health Building Financing Agency, Health Care RV, North Country Hospital Project	November 7, 1996	1,464,045
Vermont Housing Finance Agency, Butler House Project	August 9, 2002	700,000
Vermont Housing Finance Agency, Hollow Drive Community Project	June 13, 2002	1,450,000
Vermont Housing Finance Agency, Richford Community Project	June 13, 2002	1,495,000
Vermont Housing Finance Agency, Templeton Project	February 20, 2003	1,400,000

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) CAPITAL STOCK

For the year ended August 31, 2002 (Audited) and for the six months ended February 28, 2003

TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
Banknorth Large Cap Core Fund	Shares	Amount	Shares	Amount
Shares sold	2,754,983	$ 21,489,393	2,753,320	$ 24,085,297
Shares issued due to merger (Note 1)	--	--	2,805,682	22,639,706
Shares issued to shareholders in payment of distributions declared	--	--	2,819	25,121
Shares redeemed	(749,731)	(5,803,696)	(997,150)	(8,672,970)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,005,252	$ 15,685,697	4,564,671	$ 38,077,154

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
Banknorth Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	96,308	$ 520,257	472,913	$ 3,711,849
Shares issued to shareholders in payment of distributions declared	98,180	527,276	221,709	1,659,057
Shares redeemed	(2,687,159)	(14,984,218)	(5,509,550)	(42,638,647)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,492,671)	$ (13,936,685)	(4,814,928)	$ (37,267,741)

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
Banknorth Small/Mid Cap Core Fund	Shares	Amount	Shares	Amount
Shares sold	534,647	$ 3,423,461	558,098	$ 4,254,362
Shares issued to shareholders in payment of distributions declared	92,917	547,284	--	--
Shares redeemed	(521,035)	(3,383,592)	(1,395,928)	(10,756,175)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	106,529	$ 587,153	(837,830)	$ (6,501,813)

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
Banknorth Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	956,445	$ 10,066,276	1,403,769	$ 14,584,259
Shares issued to shareholders in payment of distributions declared	27,256	287,273	74,974	777,434
Shares redeemed	(800,208)	(8,445,457)	(3,440,276)	(35,659,137)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	183,493	$ 1,908,092	(1,961,533)	$ (20,297,444)

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
Banknorth Vermont Municipal Bond Fund	Shares	Amount	Shares	Amount
Shares sold	346,052	$ 3,555,591	745,061	$ 7,608,453
Shares issued to shareholders in payment of distributions declared	16	172	44	451
Shares redeemed	(308,290)	(3,164,264)	(1,251,678)	(12,758,417)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	37,778	$ 391,499	(506,573)	$ (5,149,513)

(4) INVESTMENT ADVISER FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee--The investment adviser for the Funds is Banknorth Investment Advisors ("Banknorth", or "the Adviser"). Banknorth is a division of Banknorth, N.A. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund at an annual rate of the Fund's average daily net assets as follows:

Banknorth Large Cap Core Fund	0.75%
Banknorth Large Cap Value Fund	0.75%
Banknorth Small/Mid Cap Core Fund	0.75%
Banknorth Intermediate Bond Fund	0.60%
Banknorth Vermont Municipal Bond Fund	0.50%

Effective December 1, 2002 the adviser agreed to voluntarily waive fees of 0.05%, 0.10%, 0.15% and 0.25% for the Large Cap Value Fund, Small/Mid Cap Core Fund, Intermediate Bond Fund and Vermont Municipal Bond Fund, respectively. The adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administration Fee--The administrator for the Funds is Federated Services Company ("Federated"). For its services, Federated receives an administrative fee at an annual rate of 0.15% on the first $500 million of each Fund's average daily net assets, 0.125% on the next $500 million, 0.11% on the next $1 billion, and 0.10% thereafter, subject to a $75,000 per Fund annual minimum. This minimum was voluntarily waived for the period September 1, 2002 to February 28, 2003.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated is the transfer agent and dividend disbursement agent for the Funds. Federated receives from each Fund an annual fee of $18,000, plus an annual shareholder account fee of $16 per shareholder account for Funds that declare dividends daily and $10 for Funds that declare dividends other than daily, plus other miscellaneous fees.

Distribution and Service Fees--Edgewood Services, Inc. ("Edgewood"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Trust pays Edgewood a distribution fee at an annual rate of 0.25% of the average daily net assets of each Fund. Edgewood may pay any or all of these payments to various institutions that provide distribution or shareholder services for the Funds. The Funds will not accrue or pay any distribution expenses pursant to the Plan for the period ended August 31, 2003.

Shareholder Service Fee--The Trust has adopted a shareholder servicing plan under which the Trust pays Federated Shareholder Services Company a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund. Due to certain contractual waivers that were in effect, Federated Shareholder Services Company only received a fee of 0.20% of the average daily net assets of each Fund under the shareholder servicing plan through the period ended November 30, 2002. Effective December 1, 2002, the shareholder servicing agent has chosen to discontinue this waiver. Federated Shareholder Services Company may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Other Service Providers--Forum Accounting Services, LLC ("FAcS") provides fund accounting services and certain financial sub-administration services to the Funds. For each Fund, the fee is allocated based on the Fund's average net assets. In addition, FAcS receives certain surcharges based upon the number of positions held by each Fund. The Custodian is Forum Trust, LLC. Forum Trust, LLC receives a fee at an annual rate of 0.01% of the average daily net assets of the Funds, plus an annual maintenance fee of $5,000 per Fund, and certain other transaction charges.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six-months ended February 28, 2003, were as follows:

	Purchases	Sales and Maturities
Banknorth Large Cap Core Fund	$ 25,195,312	$ 10,347,443
Banknorth Large Cap Value Fund	8,972,623	29,677,438
Banknorth Small/Mid Cap Core Fund	5,740,072	7,537,710
Banknorth Intermediate Bond Fund	946,750	4,650,000
Banknorth Vermont Municipal Bond Fund	11,210,451	7,710,500

Purchases and sales of long-term U.S. government securities, for the six months ended February 28, 2003 were as follows:

	Purchases	Sales
Banknorth Large Cap Core Fund	$ --	$ --
Banknorth Large Cap Value Fund	--	--
Banknorth Small/Mid Cap Core Fund		--
Banknorth Intermediate Bond Fund	12,000,000	8,450,000
Banknorth Vermont Municipal Bond Fund	--	--

(6) CONCENTRATION OF RISK

Because the Banknorth Vermont Municipal Bond Fund invests a substantial amount of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2003, 47% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17% of total investments.

(7) SUBSEQUENT EVENT

Prior to the open of business on April 1, 2003, the Banknorth Large Cap Core Fund acquired all the net assets of the Banknorth Large Cap Value Fund, pursant to the Agreement and Plan of Reorganization approved by the Trustees on February 13, 2003. The transactions were structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Agreement and Plan of Reorganization, shareholders of the Banknorth Large Cap Value Fund received shares in the Banknorth Large Cap Core Fund with a value equal to their holdings in the Banknorth Large Cap Value Fund.

[Logo of Banknorth Funds]

BANKNORTH LARGE CAP CORE FUND
BANKNORTH LARGE CAP VALUE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

[Logo of Banknorth Funds]

Banknorth Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-10021
Cusip 06646S204
Cusip 06646S402
Cusip 06646S501
Cusip 06646S105
Cusip 06646S600
26289 (4/03)

Banknorth Investment Advisors
Investment Adviser
FEBRUARY 28, 2003